Employee Benefits - Stock Option Transactions (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 Euro [Member]	Dec. 31, 2014 USD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Beginning Balance			782,302	406,635
Granted			32,672	20,654
Exercised			(212,530)	(129,530)
Forfeited			(1,350)	(12,587)
Expired			(1,338)
Outstanding options, Ending Balance			599,756	285,172
Exercisable			559,556	246,285
Outstanding, Weighted average exercise price, Beginning Balance	$ 31.31	€ 18.55
Granted, Weighted average exercise price	$ 87.98	€ 65.68
Exercised, Weighted average exercise price	$ 19.87	€ 14.77
Forfeited, Weighted average exercise price	$ 31.51	€ 21.48
Expired, Weighted average exercise price		€ 14.70
Outstanding, Weighted average exercise price, Ending Balance	$ 40.60	€ 22.09
Exercisable, Weighted average exercise price	$ 34.98	€ 19.77